Transfers and Servicing of Financial Assets - Key Valuation Assumptions for MSRs on the Balance Sheet Dates (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cost of servicing (in usd per loan)	74		73
Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rates	9.25%		9.25%
Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rates	11.00%		11.00%
FNMA
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Annual prepayment speeds (by investor type)	7.79%		11.98%
FNMA | Acquired in a merger with Swain
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Annual prepayment speeds (by investor type)	10.05%	[1]	31.84%	[1]
GNMA I
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Annual prepayment speeds (by investor type)	8.06%		15.00%
GNMA II
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Annual prepayment speeds (by investor type)	7.58%		10.82%
FHLMC
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Annual prepayment speeds (by investor type)	7.68%

[1]	Represents older, higher interest rate loans acquired from the Company's merger with Swain in 2009.